Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 2,363,530	$ 2,078,607
Accounts receivable, less allowance for doubtful accounts $53,241 (2021 - $56,605) (Note 3)	7,400,282	6,627,864
Prepaid expenses (Note 4)	71,248	105,468
Total Current Assets	9,835,060	8,811,939
Equipment (Note 5)	33,522	20,523
Goodwill (Note 7)	3,301,439	3,301,439
Intangible assets (Note 6)	1,147,457	1,694,917
Long term cash equivalent	22,310	23,624
Operating lease right-of-use assets (Note 14)	36,529	65,464
Security deposit	10,766	7,625
Total Assets	14,387,083	13,925,531
Current liabilities:
Accounts payable	4,826,667	3,693,944
Accrued liabilities	703,880	471,882
Accounts payable and accrued liabilities - related party (Note 15)	80,874	53,829
Derivative liability – warrants (Note 2i and 10)	51	23,365
Government CEBA current loan (Note 9)	44,296
Operating lease liabilities – current portion (Note 14)	32,116	32,068
Total Current Liabilities	5,687,884	4,275,088
Deferred tax liability (Note 13)		210,499
Government CEBA long term loan (Note 9)		47,248
Operating lease liabilities – non-current portion (Note 14)	7,440	41,999
Total Liabilities	5,695,324	4,574,834
Commitments (Note 12)
Stockholders’ Equity (Note 10):
Common stock, no par value, unlimited shares authorized, 131,347,999 shares issued and outstanding (December 31, 2021 - 131,424,989)	50,664,887	49,964,919
Treasury shares, 41,500 shares (December 31, 2021 – nil)	(11,793)
Accumulated deficit	(41,985,915)	(40,638,802)
Accumulated other comprehensive income:
Foreign currency translation adjustment	24,580	24,580
Total Stockholders’ Equity	8,691,759	9,350,697
Total Liabilities and Stockholders’ Equity	$ 14,387,083	$ 13,925,531